Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net, consists of the following components:

	March 31, 2021	December 31, 2020
	(in thousands)
Trade receivables	$26,111	$33,521
Current portion of unbilled receivables	16,629	16,496
Allowance for doubtful accounts	(1,368)	(1,767)

	$41,372	$48,250

Accounts receivable, net, consists of the following components:

	December 31, 2020	December 31, 2019
	(in thousands)
Trade receivables	$33,521	$29,921
Current portion of unbilled receivables	16,496	11,055
Allowance for doubtful accounts	(1,767)	(1,042)

	$48,250	$39,934